Lease liabilities (Details)	3 Months Ended		9 Months Ended
	Jul. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2022 USD ($) lease	Jul. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 78,989,167		$ 78,989,167		$ 35,934,570
Current	5,478,799		5,478,799		2,868,795
Non-Current	51,486,271		51,486,271		26,496,074
Total	56,965,070		56,965,070		29,364,869
Interest expense on lease liabilities	596,694	$ 98,272	1,494,127	$ 223,278
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8,357,711		8,357,711		4,517,775
Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	7,410,564		7,410,564		4,634,401
Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	7,004,917		7,004,917		3,785,984
Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	6,818,909		6,818,909		3,374,696
Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	6,419,024		6,419,024		3,311,808
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	42,978,042		42,978,042		16,309,906
Premises
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	78,796,250		78,796,250		35,726,343
Current	5,434,043		5,434,043		2,836,348
Non-Current	51,373,640		51,373,640		26,366,448
Total	56,807,683		$ 56,807,683		29,202,796
Number of leases | lease			8
Premises | Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8,296,494		$ 8,296,494		4,468,877
Premises | Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	7,356,848		7,356,848		4,590,357
Premises | Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	6,961,704		6,961,704		3,741,940
Premises | Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	6,796,674		6,796,674		3,332,312
Premises | Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	6,406,488		6,406,488		3,290,786
Premises | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	42,978,042		42,978,042		16,302,071
Equipment
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	192,917		192,917		208,227
Current	44,756		44,756		32,447
Non-Current	112,631		112,631		129,626
Total	157,387		157,387		162,073
Equipment | Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	61,217		61,217		48,898
Equipment | Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	53,716		53,716		44,044
Equipment | Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	43,213		43,213		44,044
Equipment | Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	22,235		22,235		42,384
Equipment | Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	12,536		12,536		21,022
Equipment | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 0		$ 0		$ 7,835